Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		$ 172,664
Additions	$ 23,240	12,916
Acquisition of Adventus	523
Transfer to investment properties	(121)
Disposals	(1,463)	(2,639)
Reclassification of asset groups
Impact of foreign currency translation	(867)	(8,475)
Balance at Ending	195,778	174,466
Cost [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		112,121
Additions	356	1,020
Acquisition of Adventus
Transfer to investment properties	(121)
Disposals	(242)	(1,082)
Reclassification of asset groups	23,983	2,209
Impact of foreign currency translation	(607)	(5,459)
Balance at Ending	132,178	108,809
Cost [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		10,879
Additions	896	853
Acquisition of Adventus	51
Transfer to investment properties
Disposals	(135)	(234)
Reclassification of asset groups	361	461
Impact of foreign currency translation	(49)	(495)
Balance at Ending	12,588	11,464
Cost [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		34,374
Additions	2,316	1,965
Acquisition of Adventus	347
Transfer to investment properties
Disposals	(751)	(1,033)
Reclassification of asset groups	3,347	840
Impact of foreign currency translation	(171)	(1,723)
Balance at Ending	39,511	34,423
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		8,062
Additions	439	609
Acquisition of Adventus	125
Transfer to investment properties
Disposals	(335)	(290)
Reclassification of asset groups		(410)
Impact of foreign currency translation	(31)	(394)
Balance at Ending	7,775	7,577
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		7,228
Additions	19,233	8,469
Acquisition of Adventus
Transfer to investment properties
Disposals
Reclassification of asset groups	(27,691)	(3,100)
Impact of foreign currency translation	(9)	(404)
Balance at Ending	3,726	12,193
Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(92,605)
Transfer to investment properties	27
Disposals	894	1,496
Depreciation and amortization	(8,747)	(7,999)
Impact of foreign currency translation	409	4,540
Balance at Ending	(101,985)	(94,568)
Accumulated amortization and impairment [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(56,781)
Transfer to investment properties	27
Disposals	121	778
Depreciation and amortization	(4,675)	(4,315)
Impact of foreign currency translation	245	2,777
Balance at Ending	(61,823)	(57,541)
Accumulated amortization and impairment [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(7,142)
Transfer to investment properties
Disposals	100	216
Depreciation and amortization	(1,007)	(1,031)
Impact of foreign currency translation	29	316
Balance at Ending	(8,519)	(7,641)
Accumulated amortization and impairment [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(23,213)
Transfer to investment properties
Disposals	366	291
Depreciation and amortization	(2,413)	(2,263)
Impact of foreign currency translation	111	1,176
Balance at Ending	(25,945)	(24,009)
Accumulated amortization and impairment [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(5,469)
Transfer to investment properties
Disposals	307	211
Depreciation and amortization	(652)	(390)
Impact of foreign currency translation	24	271
Balance at Ending	(5,698)	(5,377)
Accumulated amortization and impairment [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning
Transfer to investment properties
Disposals
Depreciation and amortization
Impact of foreign currency translation
Balance at Ending
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Ending	93,793	79,898
Carrying amounts [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Ending	70,355	51,268
Carrying amounts [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Ending	4,069	3,823
Carrying amounts [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Ending	13,566	10,414
Carrying amounts [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Ending	2,077	2,200
Carrying amounts [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at Ending	$ 3,726	$ 12,193